Summary of Fair Value Assumptions (Details)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Issued Capital [Abstract]
Risk-free interest rate	3.53%	4.11%	4.55%
Expected life (years)	2 years 10 months 17 days	2 years 10 months 17 days	1 year 4 months 13 days
Expected volatility	51.57%	55.88%	41.83%
Expected dividend yield	0.00%	0.00%	1.72%
Estimated forfeiture rate	0.93%	0.83%	13.33%